Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Risk management
Schedule of assets and liabilities denominated in U.S. Dollars

The following table presents the carrying amount of the assets and liabilities denominated in U.S. Dollars:

	2017	2016

Assets in foreign currency
Cash and cash equivalents	3,583,241	1,338,037
Trade accounts receivable (Note 12)	1,042,107	526,404

	4,625,348	1,864,441

Liabilities in foreign currency
Loans and financing (Note 23)	10,695,696	9,037,588
Trade payables (Note 24)	1,541,247	1,016,501
Derivative financial instruments (Note 11)	99,279	129,309

	12,336,222	10,183,398

Liability exposure	7,710,874	8,318,957

Schedule of contractual undiscounted cash flows for financial liabilities

	Less than one year	Between one and two years	Between two and five years	Over five years

At December 31, 2017
Loans and financing	2,485,566	2,658,719	8,994,927	9,987,428
Derivative financial instruments	119,473	67,671	169,112
Trade and other payables	3,235,427	63,431	50,189	45,452

	5,840,466	2,789,821	9,214,228	10,032,880

At December 31, 2016
Loans and financing	2,056,644	3,670,577	10,186,429	6,914,993
Derivative financial instruments	225,852	161,454	135,723	44,962
Trade and other payables	1,988,581	50,268	37,481	23,606

	4,271,077	3,882,299	10,359,633	6,983,561